Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Schedule of Information About Investments

	2025			2024
	Current	Non Current	Total	Current	Non Current	Total
Investment at amortized cost
Time deposits	$695,840	$105,000	$800,840	$288,387	$108,000	$396,387
Bonds	190,844	143,757	334,601	190,355	141,459	331,814
	886,684	248,757	1,135,441	478,742	249,459	728,201
Allowance for expected credit losses	(607)	(178)	(785)	(580)	(523)	(1,103)
	886,077	248,579	1,134,656	478,162	248,936	727,098
Investment at fair value through profit or loss
Investment funds	69,527	—	69,527	107,757	—	107,757
	$955,604	$248,579	$1,204,183	$585,919	$248,936	$834,855